Earnings Per Share	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE

15.	EARNINGS PER SHARE

The computation of basic and diluted net income per ordinary share is as follows:

	Year ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Numerator:
Net income	63,617	52,023	7,578
Less: Net (loss) attributable to the non-controlling interests	(979)	(1,508)	(220)
Net income attributable to the Company's shareholders	64,596	53,531	7,798

Denominator:
Weighted average number of ordinary shares outstanding	80,000,000	84,997,628	84,997,628

Basic & diluted net income per ordinary share	0.807	0.630	0.092